Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	94,236
Proposed Maximum Offering Price per Unit	1.2747
Maximum Aggregate Offering Price	$ 120,122.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.59
Offering Note	1a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock, par value $0.001 per share (the "Common Stock"), that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of MetaVia Inc. (the "Registrant") Common Stock. 1b. Represents additional shares of Common Stock to be registered and available for grant under the Registrant's Amended and Restated 2022 Equity Incentive Plan (the "2022 Incentive Plan") resulting from the annual automatic increase in shares available for issuance under the 2022 Incentive Plan pursuant to the provision of the 2022 Incentive Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2022 Incentive Plan. 1c. Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on March 27, 2026, which date is within five business days prior to the filing of this Registration Statement. 1d. The Registrant does not have any fee offsets.